Related Party Transactions (Summary of Due from and Prepayment to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 347,226	$ 174,574
Due from Sohu (loans between Changyou and Sohu)	72,281	0
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	318,207	161,834
Due from Sohu (loans between Changyou and Sohu)	72,281	0
SoEasy [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 29,019	$ 12,740